Schedule III - Real Estate Assets and Accumulated Depreciation	12 Months Ended
Dec. 31, 2012
Schedule III - Real Estate Assets and Accumulated Depreciation [Abstract]
Schedule III - Real Estate Assets and Accumulated Depreciation

SCHEDULE III – Real Estate Assets and Accumulated Depreciation for the year ended December 31, 2012

				Initial cost
Property	City	State	Encumbrances	Land and improvements	Building and improvements	Costs capitalized subsequent to acquisition	Furniture & Fixtures	Gross amounts at close of period	Accumulated depreciation	Year built/renovated	Year of acquisition	Depreciable lives in years
Real Estate:
The Pointe at Canyon Ridge Apartments	Sandy Springs	GA	$ 26,400,000	$ 16,689,020	$ 16,717,928	$ 711,659	$ 2,260,642	$ 36,379,249	$ 2,439,813	1986/2007	September-08	10-40
Arbors River Oaks Apartments	Memphis	TN	8,978,000	2,629,500	12,840,226	577,730	506,381	16,553,837	1,151,254	1990/2010	June-10	10-40
Lakeshore on the Hill Apartments	Chattanooga	TN	6,834,000	1,000,000	8,660,918	248,666	161,379	10,070,963	702,853	1969/2005	December-10	10-40
The Trails of Signal Mountain Apartments	Chattanooga	TN	8,317,000	1,461,174	9,815,346	312,101	380,164	11,968,785	791,750	1975	May-11	10-40
Post Oak Place	Louisville	KY	5,277,000	2,072,896	5,694,913	193,237	245,121	8,206,167	419,743	1982/2005	July-11	10-40
Merce Apartments	Addison	TX	5,475,000	1,181,801	6,112,748	46,189	564,339	7,905,077	472,085	1991/2007	October-11	10-40
Park at Fox Trails	Plano	TX	14,968,000	3,391,705	16,491,395	99,541	604,680	20,587,321	780,659	1981	December-11	10-40
Estates of Millenia	Orlando	FL	34,950,000	4,606,185	36,069,808	-	1,244,972	41,920,965	73,555	2012	December-12	10-50
Westmont	Ashville	NC	17,920,000	2,275,379	19,183,990	-	302,011	21,761,380	30,295	2003/2008	December-12	10-40
Total Operating Properties			129,119,000	35,307,660	131,587,272	2,189,123	6,269,689	175,353,744	6,862,007

Land held for future development:
Esates of Millenia Phase II	Orlando	FL	-	12,942,315	-	8,403	-	12,950,718	-	TO BUILD	December-12	N/A
Uptown Maitland	Maitland	FL	4,126,423	6,133,251	-	4,299,711	-	10,432,962	-	TO BUILD	June-08	N/A
MTC East	Richmond	VA	-	7,783,412	-	425,359	-	8,208,771	-	TO BUILD	August-09	N/A
Ventian	Fort Myers	FL	-	11,000,000	-	29,879	-	11,029,879	-	TO BUILD	February-12	N/A
Total land held for future development			4,126,423	37,858,978	-	4,763,352	-	42,622,330	-

Real estate held for sale:
Beckanna on Glenwood Apartments	Raleigh	NC	6,369,269	712,114	15,563,367	104,581	400,000	16,780,062	758,949	1963/2006	October-11	10-40
Terrace at River Oaks	San Antonio	TX	14,300,000	4,762,545	14,719,819	229,630	300,000	20,011,994	684,678	1982/1983	December-11	10-40
Fontaine Woods	Chattanooga	TN	9,100,000	2,012,884	10,144,411	633,072	408,777	13,199,144	890,776	TO BE SOLD	December-10	10-40
Oak Reserve at Winter Park Apartments	Winter Park	FL	9,712,122	4,149,909	6,697,801	62,457	1,116,503	12,026,670	1,045,239	1972/2007	September-08	10-40
Total			$ 172,726,814	$ 84,804,090	$ 178,712,670	$ 7,982,215	$ 8,494,969	$ 279,993,944	$ 10,241,649

Reconciliation of real estate owned:
	2012	2011
Balance at January 1	216,642,985	117,727,401
Additions/improvements	63,350,959	99,521,906
Reduction - impairments	-	(606,322)
Balance at December 31	279,993,944	216,642,985

Reconciliation of accumulated depreciation
	2012	2011
Balance at January 1	4,951,209	1,453,008
Depreciation expense	5,290,440	3,675,030
Reduction - impairments	-	(176,829)
Balance at December 31	10,241,649	4,951,209